Insurance (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales Inducements
Balance at January 1,	$ 918	$ 841	$ 711
Capitalization	140	157	193
Amortization	(132)	(80)	(63)
Balance at December 31,	$ 926	$ 918	$ 841